LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses for Israeli Companies calculated pursuant to Israeli Severance Pay Law	$ 501	$ 495	$ 425
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	730
Severance payment expenses relating to contribution plans	109	43	253
Deposits made for severance payment obligations	292	313	281
2013	458
2014	211
2015	298
2016	299
2017	182
Thereafter (through 2021)	1,065
Total	2,513
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 209	$ 188	$ 167